Earnings per share	9 Months Ended
Sep. 30, 2018
Earnings per share
Earnings per share
Reconciliation of Basic and Diluted Earnings per Share
in € THOUS, except share and per share data
	For the three months ended September 30,		For the nine months ended September 30,

	2018	2017	2018	2017
Numerator:
Net income attributable to shareholders of FMC-AG & Co. KGaA	284.614	309.276	1.557.150	886.136

Denominators:
Weighted average number of shares outstanding	306.495.661	306.572.494	306.434.923	306.447.106
Potentially dilutive shares	824.459	659.879	807.212	577.637

Basic earnings per share	0,93	1,01	5,08	2,89
Fully diluted earnings per share	0,93	1,01	5,07	2,89